Label	Element	Value
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2022 DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS Dreyfus Tax Exempt Cash Management Institutional Shares Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Tax Exempt Cash Management
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements the information below the table in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least May 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund's Institutional shares so that the direct expenses of the fund's Institutional shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowing and extraordinary expenses) do not exceed .20%. On or after May 31, 2023, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2023